UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08299

Oppenheimer International Small Company Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/29/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 29, 2015* Unaudited

	Shares	Value
Common Stocks—87.5%
Consumer Discretionary—15.1%
Distributors—0.6%
Inchcape plc	1,700,000	$21,961,307

Diversified Consumer Services—0.5%
Benesse Holdings, Inc.	588,100	15,348,780
Kroton Educacional SA	1,172,593	4,206,364
		19,555,144

Hotels, Restaurants & Leisure—1.4%
J.D. Wetherspoon plc	2,354,630	28,330,419
OPAP SA	2,800,583	27,503,042
		55,833,461

Household Durables—1.4%
De’ Longhi	1,546,719	36,752,147
SEB SA	187,770	16,690,975
		53,443,122

Internet & Catalog Retail—4.6%
ASKUL Corp.	1,850,841	46,663,459
ASOS plc[1]	295,696	16,687,492
Ocado Group plc[1]	15,028,690	83,847,599
Qliro Group AB1,2	7,836,819	13,786,023
Start Today Co. Ltd.	695,058	18,658,603
		179,643,176

Media—2.1%
CTS Eventim AG & Co. KGaA	458,924	16,330,415
Daily Mail & General Trust plc, Cl. A	1,265,090	18,610,162
Next Co. Ltd.[2]	3,214,600	19,465,535
Smiles SA	562,400	8,978,843
Zenrin Co. Ltd.	1,566,800	20,471,527
		83,856,482

Specialty Retail—3.1%
Dunelm Group plc	2,106,690	30,369,975
Esprit Holdings Ltd.	24,665,267	24,681,319
Jin Co. Ltd.	539,900	20,814,060
SuperGroup plc[1]	707,480	12,322,551
United Arrows Ltd.	450,700	14,637,517
USS Co. Ltd.	1,035,100	19,350,578
		122,176,000

Textiles, Apparel & Luxury Goods—1.4%
Asics Corp.	1,062,200	28,263,567

	Shares	Value
Textiles, Apparel & Luxury Goods (Continued)
Salvatore Ferragamo SpA	891,583	$28,106,894
		56,370,461

Consumer Staples—4.8%
Beverages—1.9%
Britvic plc	4,116,548	46,111,360
Treasury Wine Estates Ltd.	7,118,700	29,123,842
		75,235,202

Food Products—2.0%
Ariake Japan Co. Ltd.	1,044,500	37,835,985
Aryzta AG1	328,528	20,857,690
Kaveri Seed Co. Ltd.	1,304,868	18,863,964
Pescanova SA1	138,481	1,521
		77,559,160

Household Products—0.5%
Rohto Pharmaceutical Co. Ltd.	1,557,833	21,964,824

Personal Products—0.4%
Colgate-Palmolive India Ltd.	500,000	15,690,030

Financials—11.4%
Capital Markets—1.7%
Avanza Bank Holding AB	258,794	10,988,731
Brewin Dolphin Holdings plc	4,338,330	21,461,744
CETIP SA-Mercados Organizados	2,235,020	23,337,136
EFG International AG1	849,386	11,799,327
		67,586,938

Commercial Banks—1.2%
Bank of Ireland[1]	123,071,722	47,041,884

Diversified Financial Services—1.2%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3,607,000	12,712,742
Coface SA	2,145,453	24,078,559
CRISIL Ltd.	135,000	4,351,848
Moscow Exchange (The)	4,612,064	6,308,902
		47,452,051

Insurance—4.5%
Bajaj Finserv Ltd.	34,129	811,466
Baloise Holding AG	295,095	36,774,560
Euler Hermes Group	356,310	39,447,384

1             OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Insurance (Continued)
Grupo Catalana Occidente SA	1,178,890	$37,070,740
Helvetia Holding AG	52,809	29,594,443
Porto Seguro SA	884,000	10,046,022
St James’s Place plc	1,689,874	23,552,282
		177,296,897

Real Estate Investment Trusts (REITs)—1.3%
Frasers Centrepoint Trust	7,000,000	11,049,734
Hibernia REIT plc	28,854,937	40,693,123
		51,742,857

Real Estate Management & Development—1.0%
DLF Ltd.	7,997,073	14,865,070
Oberoi Realty Ltd.	4,829,461	23,201,399
		38,066,469

Thrifts & Mortgage Finance—0.5%
Aareal Bank AG	492,137	19,521,856

Health Care—22.0%
Biotechnology—3.7%
Abcam plc	4,025,080	32,954,172
ARIAD Pharmaceuticals, Inc.[1]	1,852,920	17,009,806
Galapagos NV1	192,942	11,123,180
Genmab AS1	270,066	23,812,464
Medivir AB, Cl. B1	399,920	3,879,593
Repligen Corp.[1]	839,100	34,201,716
Swedish Orphan Biovitrum AB1	1,264,463	19,151,066
uniQure NV1	158,720	4,561,613
		146,693,610

Health Care Equipment & Supplies—6.9%
Ambu AS, Cl. B	943,404	27,743,291
BioMerieux	347,590	38,866,030
Carl Zeiss Meditec AG	1,628,117	39,763,924
DBV Technologies SA1	754,989	35,628,961
Mindray Medical International Ltd., ADR	373,690	10,078,419
Ossur HF1	14,048,292	49,632,645
Oxford Immunotec Global plc[1]	624,617	8,557,253
Sirona Dental Systems, Inc.[1]	391,470	38,645,918
STRATEC Biomedical AG	425,311	21,621,094
		270,537,535

	Shares	Value
Health Care Providers & Services—0.1%
Diagnosticos da America SA	1,754,200	$5,065,009

Health Care Technology—0.1%
RaySearch Laboratories AB1	180,919	2,440,655

Life Sciences Tools & Services—6.9%
Bruker Corp.[1]	1,323,050	26,249,312
Genfit[1]	243,020	10,214,156
Lonza Group AG1	711,399	100,160,616
MorphoSys AG1	145,379	10,673,746
QIAGEN NV1	672,970	16,531,508
Tecan Group AG	407,066	54,639,071
WuXi PharmaTech Cayman, Inc., ADR[1]	1,227,002	52,785,626
		271,254,035

Pharmaceuticals—4.3%
Almirall SA1	841,944	17,386,475
BTG plc[1]	1,533,310	16,633,613
Dechra Pharmaceuticals plc	865,180	13,619,980
Evolva Holding SA1	4,284,428	8,161,629
Hikma Pharmaceuticals plc	307,290	9,777,271
Ipsen SA	345,460	18,452,755
Nippon Shinyaku Co. Ltd.	731,000	22,206,258
Vectura Group plc[1,2]	22,825,626	62,157,713
		168,395,694

Industrials—14.3%
Aerospace & Defense—0.8%
CAE, Inc.	2,623,455	31,327,040

Air Freight & Couriers—1.3%
Panalpina Welttransport Holding AG	370,935	50,574,764

Commercial Services & Supplies—0.2%
Mitsubishi Pencil Co. Ltd.	157,700	6,867,640

Construction & Engineering—0.4%
Balfour Beatty plc	4,556,600	17,326,117

Machinery—6.0%
Aalberts Industries NV	522,807	16,173,781
Burckhardt Compression Holding AG	80,594	37,205,649

2             OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Machinery (Continued)
Hoshizaki Electric Co. Ltd.	834,400	$51,270,664
Hy-Lok Corp.	218,431	7,223,316
Metso OYJ	1,316,699	37,938,738
Norma Group SE	348,758	18,705,638
Rotork plc	3,646,485	14,134,365
Spirax-Sarco Engineering plc	678,077	36,146,997
Vesuvius plc	2,280,104	15,601,991
		234,401,139

Road & Rail—0.6%
ComfortDelGro Corp. Ltd.	11,145,000	25,279,565

Trading Companies & Distributors—3.8%
Brammer plc	3,980,490	18,856,308
Bunzl plc	976,799	28,316,636
Cramo OYJ	1,180,385	25,619,937
MonotaRO Co. Ltd.	1,286,100	46,127,248
SIG plc	9,645,420	29,580,650
		148,500,779

Transportation Infrastructure—1.2%
Flughafen Zuerich AG	60,208	47,743,639

Information Technology—15.0%
Electronic Equipment, Instruments, & Components—2.2%
Halma plc	1,520,827	17,770,589
Ingenico Group	188,530	23,492,977
Renishaw plc	575,920	21,139,103
Yokogawa Electric Corp.	1,936,900	22,840,635
		85,243,304

Internet Software & Services—2.8%
Kakaku.com, Inc.	745,986	11,581,079
Moneysupermarket.com Group plc	7,337,960	34,005,499
SMS Co. Ltd.	624,400	7,610,315
XING AG1,2	287,626	53,303,886
Zoopla Property Group plc[3]	1,039,743	4,289,622
		110,790,401

IT Services—5.2%
GMO Payment Gateway, Inc.	1,090,800	26,835,788
Mindtree Ltd.	1,695,312	38,390,495
Obic Co. Ltd.	757,700	30,898,321
QIWI plc, Sponsored ADR	137,190	4,145,882

	Shares	Value
IT Services (Continued)
SCSK Corp.	1,630,108	$44,161,632
Tech Mahindra Ltd.	4,978,565	43,302,767
Wirecard AG	442,335	18,363,768
		206,098,653

Semiconductors & Semiconductor Equipment—0.9%
Dialog Semiconductor plc[1]	346,109	19,282,502
Disco Corp.	139,900	12,997,521
Imagination Technologies Group plc[1]	896,290	3,001,060
		35,281,083

Software—3.9%
Cyient Ltd.	5,095,554	44,040,718
Nemetschek AG	275,704	35,019,129
NICE-Systems Ltd., Sponsored ADR	1,008,410	63,227,307
SimCorp AS	324,106	12,166,448
		154,453,602

Materials—4.1%
Chemicals—4.1%
Bayer CropScience Ltd.	410,143	23,150,330
Borregaard ASA	3,655,618	26,317,296
LANXESS AG	353,192	19,604,091
PI Industries Ltd.	2,349,150	25,048,522
Sika AG	4,969	17,077,214
Symrise AG	503,876	32,076,785
Victrex plc	535,420	17,088,013
		160,362,251

Telecommunication Services—0.2%
Diversified Telecommunication Services—0.2%
VZ Holding AG	29,595	6,723,877

Utilities—0.6%
Gas Utilities—0.6%
ENN Energy Holdings Ltd.	1,946,000	12,947,879
Indraprastha Gas Ltd.	1,869,377	11,880,546
		24,828,425
Total Common Stocks (Cost $2,694,917,798)		3,442,186,138

Preferred Stock—0.8%
Sartorius AG, Preference (Cost $11,135,136)	168,498	29,668,776

3             OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Units	Value
Rights, Warrants and Certificates—0.0%
CETIP SA-Mercados Organizados Strike Price 31.73BRL, Exp. 6/16/15[1] (Cost $0)	1,029	$943

	Shares
Investment Company—11.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[2,4] (Cost $431,615,203)	431,615,203	431,615,203
Total Investments, at Value (Cost $3,137,668,137)	99.3%	3,903,471,060
Net Other Assets (Liabilities)	0.7	28,544,556
Net Assets	100.0%	$3,932,015,616

Footnotes to Statement of Investments

*	May 29, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

BRL Brazilian Real

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended May 29, 2015, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 29, 2014[a]	Gross Additions		Gross Reductions	Shares May 29, 2015
Next Co. Ltd.[b]	3,598,100	1,607,300		1,990,800	3,214,600
Oppenheimer Institutional Money Market Fund, Cl. E	229,090,309	748,232,835		545,707,941	431,615,203
Qliro Group AB (formerly, CDON Group AB)	5,668,966	2,167,853	[c]	—	7,836,819
Vectura Group plc	9,209,156	13,616,470		—	22,825,626
XING AG	242,811	44,815		—	287,626

		Value		Income	Realized Gain
Next Co. Ltd.[b]		$—	[d]	$69,803	$1,155,766
Oppenheimer Institutional Money Market Fund, Cl. E		431,615,203		249,030	—
Qliro Group AB (formerly, CDON Group AB)		13,786,023		—	—
Vectura Group plc		62,157,713		—	—
XING AG		53,303,886		—	—

Total		$560,862,825		$318,833	$1,155,766

4             OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

a. August 29, 2014 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

b. No longer an affiliate as of May 29, 2015.

c. All or a portion is the result of a corporate action.

d. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,289,622 or 0.11% of the Fund’s net assets as of May 29, 2015.

4. Rate shown is the 7-day yield as of May 29, 2015.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$695,654,589	17.8%
United States	556,279,208	14.3
Japan	546,871,537	14.0
Switzerland	421,312,479	10.8
Germany	333,935,609	8.6
India	263,597,155	6.8
France	206,871,797	5.3
Ireland	87,735,007	2.2
China	75,811,924	1.9
Italy	64,859,042	1.7
Brazil	64,347,060	1.6
Denmark	63,722,203	1.6
Finland	63,558,675	1.6
Israel	63,227,307	1.6
Spain	54,458,735	1.4
Sweden	50,246,068	1.3
Iceland	49,632,645	1.3
Netherlands	37,266,902	1.0
Singapore	36,329,299	0.9
Canada	31,327,040	0.8
Australia	29,123,842	0.7
Greece	27,503,042	0.7
Norway	26,317,296	0.7
Hong Kong	24,681,319	0.6
Belgium	11,123,180	0.3
Russia	10,454,784	0.3
South Korea	7,223,316	0.2

Total	$3,903,471,060	100.0%

5             OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS May 29, 2015 Unaudited

1. Organization

Oppenheimer International Small Company Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when

6            OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the

7            OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

8            OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts as of May 29, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	—	592,839,153	—	592,839,153
Consumer Staples	—	190,447,695	1,521	190,449,216
Financials	—	448,708,952	—	448,708,952
Health Care	208,621,171	655,765,367	—	864,386,538
Industrials	31,327,040	530,693,643	—	562,020,683
Information Technology	67,373,189	524,493,854	—	591,867,043
Materials	—	160,362,251	—	160,362,251
Telecommunication Services	—	6,723,877	—	6,723,877
Utilities	—	24,828,425	—	24,828,425
Preferred Stock	—	29,668,776	—	29,668,776
Rights, Warrants and Certificates	943	—	—	943
Investment Company	431,615,203	—	—	431,615,203

Total Assets	$738,937,546	$3,164,531,993	$1,521	$3,903,471,060

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets.

9            OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 29, 2015 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,137,668,137

Gross unrealized appreciation	$1,083,087,106
Gross unrealized depreciation	(317,284,183)

Net unrealized appreciation	$765,802,923

10            OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/29/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	7/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date:	7/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	7/9/2015